UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 12.4%
139,975	@	Amazon.com, Inc.	$124,093,437	3.6
929,949		CBS Corp. - Class B	64,501,263	1.8
1,455,410		Coach, Inc.	60,152,095	1.7
897,817	@	Dish Network Corp. - Class A	57,002,401	1.6
1,561,777		Starbucks Corp.	91,192,159	2.6
195,580		Vail Resorts, Inc.	37,531,802	1.1
			434,473,157	12.4

		Consumer Staples: 10.1%
894,622		Campbell Soup Co.	51,208,163	1.5
1,890,460		Coca-Cola Co.	80,231,123	2.3
781,847		Kraft Heinz Co.	70,999,526	2.0
854,208		Philip Morris International, Inc.	96,440,083	2.7
758,980		Wal-Mart Stores, Inc.	54,707,278	1.6
			353,586,173	10.1

		Energy: 7.4%
1,770,600	L	Canadian Natural Resources Ltd.	58,057,974	1.7
1,183,051		Exxon Mobil Corp.	97,022,012	2.8
814,444		Plains GP Holdings L.P.	25,459,519	0.7
676,286		Royal Dutch Shell PLC - Class A ADR	35,660,561	1.0
555,208		Schlumberger Ltd.	43,361,745	1.2
			259,561,811	7.4

		Financials: 12.2%
3,847,148		Bank of America Corp.	90,754,221	2.6
321,668		Chubb Ltd.	43,827,265	1.3
629,411		Comerica, Inc.	43,165,006	1.2
744,201		Discover Financial Services	50,895,906	1.5
1,595,466		Hartford Financial Services Group, Inc.	76,694,051	2.2
880,680		JPMorgan Chase & Co.	77,358,931	2.2
2,428,784		Keycorp	43,183,780	1.2
			425,879,160	12.2

		Health Care: 13.3%
960,854	L	AstraZeneca PLC ADR	29,920,994	0.9
1,856,040	@	Boston Scientific Corp.	46,159,715	1.3
916,069		Medtronic PLC	73,798,519	2.1
1,079,170		Merck & Co., Inc.	68,570,462	2.0
2,465,921		Pfizer, Inc.	84,359,157	2.4
195,654		Shire PLC ADR	34,088,796	1.0
540,205		UnitedHealth Group, Inc.	88,599,022	2.5
737,470		Zoetis, Inc.	39,358,774	1.1
			464,855,439	13.3

		Industrials: 8.9%
364,736		Cummins, Inc.	55,148,083	1.6
689,300		Deere & Co.	75,037,198	2.2
326,857		General Dynamics Corp.	61,187,630	1.8
368,700		L3 Technologies, Inc.	60,942,423	1.7
274,626		Roper Technologies, Inc.	56,707,523	1.6
			309,022,857	8.9

		Information Technology: 21.7%
1,544,774		Activision Blizzard, Inc.	77,022,432	2.2
1,288,097		Apple, Inc.	185,048,015	5.3
2,844,009		Cisco Systems, Inc.	96,127,504	2.7
1,744,316		Hewlett Packard Enterprise Co.	41,340,289	1.2
852,685		Microchip Technology, Inc.	62,911,099	1.8
2,320,229		Microsoft Corp.	152,810,282	4.4
2,084,308		Oracle Corp.	92,980,980	2.7
847,610		Qualcomm, Inc.	48,601,958	1.4
			756,842,559	21.7

		Materials: 3.0%
1,210,763		Dow Chemical Co.	76,931,881	2.2
479,848		Nucor Corp.	28,656,523	0.8
			105,588,404	3.0

		Real Estate: 3.0%
730,398		Crown Castle International Corp.	68,986,091	2.0
358,267		Mid-America Apartment Communities, Inc.	36,450,085	1.0
			105,436,176	3.0

		Telecommunication Services: 2.9%
2,455,153		AT&T, Inc.	102,011,607	2.9

		Utilities: 3.3%
477,213		NextEra Energy, Inc.	61,259,833	1.8
811,191		PG&E Corp.	53,830,635	1.5
			115,090,468	3.3

	Total Common Stock
	(Cost $2,735,157,409)		3,432,347,811	98.2

Principa Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	Mirant Corp. Escrow Shares	–	–
10,000,000	Southern Energy Escrow Shares	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $2,735,157,409)	3,432,347,811	98.2

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 1.0%
7,978,614	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $7,979,132, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $8,138,189, due 10/15/17-02/15/46)	$7,978,614	0.3
1,678,823	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,678,935, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,712,400, due 04/01/17-02/20/67)	1,678,823	0.1
7,978,614	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $7,979,165, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $8,138,188, due 02/15/43-02/15/44)	7,978,614	0.2
7,978,614	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,979,204, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $8,138,186, due 08/15/21-09/09/49)	7,978,614	0.2
7,978,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,979,190, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,138,181, due 01/15/19-02/15/46)	7,978,600	0.2
		33,593,265	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
64,240,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $64,240,000)	64,240,000	1.8

	Total Short-Term Investments
	(Cost $97,833,265)	97,833,265	2.8

	Total Investments in Securities (Cost $2,832,990,674)	$3,530,181,076	101.0
	Liabilities in Excess of Other Assets	(33,264,116)	(1.0)
	Net Assets	$3,496,916,960	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $2,847,589,786.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$719,934,341
Gross Unrealized Depreciation	(37,343,051)

Net Unrealized Appreciation	$682,591,290

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,432,347,811	$–	$–	$3,432,347,811
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	64,240,000	33,593,265	–	97,833,265
Total Investments, at fair value	$3,496,587,811	$33,593,265	$–	$3,530,181,076

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017